Consolidated Assets of Groups Consolidated VIEs as well as Total Assets and Maximum Exposure to Loss for Its Significant Unconsolidated VIEs (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 3,811	¥ 3,737
Significant unconsolidated VIEs- Total assets	3,763	3,037
Significant unconsolidated VIEs- Maximum exposure to loss	545	367
Asset-backed commercial paper/loan programs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	2,212	2,129
Asset-backed securitizations
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	385	426
Significant unconsolidated VIEs- Total assets	463	582
Significant unconsolidated VIEs- Maximum exposure to loss	37	33
Investments in securitization products
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets		74
Significant unconsolidated VIEs- Total assets	530
Significant unconsolidated VIEs- Maximum exposure to loss	206
Investment funds
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	1,175	989
Significant unconsolidated VIEs- Total assets	2,770	2,455
Significant unconsolidated VIEs- Maximum exposure to loss	302	334
Trust arrangements and other
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 39	¥ 119